Employee Benefit Plans (Unfunded) - Schedule of Net Leave Encashment Cost (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Net Leave Encashment Cost [Abstract]
Service cost	$ (1,933)	$ (6,569)	$ 24,007	$ 119,187
Interest cost	4,309	3,672	14,045	14,084
Recognized net actuarial loss	3,003	29,683	(34,032)	(4,857)	$ (48,593)	$ 45,373
Net periodic benefit cost	$ 5,379	$ 26,786	$ 4,020	$ 128,414